UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Insured Fund, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniYield Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 - 10/31/2008

Item 1 - Schedule of Investments

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
State                          Municipal Bonds                                                              (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.6%                  Alaska Energy Authority, Power Revenue Refunding Bonds
                               (Bradley Lake), Fourth Series, 6%, 7/01/18 (a)                              $ 3,695   $    3,978,148
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.6%                 Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds,
                               Senior Series A, 5%, 7/01/36 (b)                                             21,355       13,576,868
                               Maricopa County and Phoenix, Arizona, IDA, S/F Mortgage
                               Revenue Bonds, AMT, Series A-2, 5.80%, 7/01/40 (c)(d)(e)                      5,740        5,037,883
                                                                                                                     --------------
                                                                                                                         18,614,751
-----------------------------------------------------------------------------------------------------------------------------------
California - 17.3%             Alameda Corridor Transportation Authority, California, Capital
                               Appreciation Revenue Refunding Bonds, Subordinate Lien,
                               Series A, 5.40%, 10/01/24 (f)(g)                                             10,000        8,015,200
                               Antioch, California, Public Finance Authority, Lease Revenue
                               Refunding Bonds (Municipal Facilities Project), Series A,
                               5.50%, 1/01/32 (h)                                                            5,000        4,853,100
                               California State, GO, 5.50%, 4/01/30 (h)                                         10            9,925
                               California State Public Works Board, Lease Revenue Bonds
                               (Department of Corrections), Series C, 5.25%, 6/01/28                         5,500        5,117,970
                               California State University, Revenue Refunding Bonds, DRIVERS,
                               Series 2646Z, 7.216%, 5/01/15 (a)(i)                                              3            1,942
                               California Statewide Communities Development Authority Revenue
                               Bonds (Kaiser Permanente), Series B, 5%, 3/01/41                             10,000        8,719,400
                               California Statewide Communities Development Authority Revenue
                               Bonds (Saint Joseph Home Care), Series E, 5.25%, 7/01/47 (a)                 12,000       10,682,520
                               California Statewide Communities Development Authority Revenue
                               Bonds (Sutter Health), Series D, 5.05%, 8/15/38 (a)                           7,500        6,686,700
                               Fairfield-Suisun, California, Unified School District, GO
                               (Election of 2002), 5.50%, 8/01/28 (h)                                        5,800        5,751,164
                               Los Angeles, California, Municipal Improvement Corporation,
                               Lease Revenue Bonds, Series B1, 4.75%, 8/01/37 (b)                           15,000       12,182,400
                               Mendocino-Lake Community College District, California, GO
                               (Election of 2006), Series A, 5%, 8/01/31 (h)                                 1,485        1,372,853
                               Monterey Peninsula Community College District, California, GO,
                               CABS, Series C, 5.13%, 8/01/30 (a)(g)                                        13,020        3,294,581
                               Monterey Peninsula Community College District, California, GO,
                               CABS, Series C, 5.17%, 8/01/33 (a)(g)                                        13,350        2,739,153

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT        Alternative Minimum Tax (subject to)
CABS       Capital Appreciation Bonds
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
SIFMA      Securities Industry and Financial Markets
           Association

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
State                          Municipal Bonds                                                              (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                               Port of Oakland, California, Revenue Refunding Bonds, AMT,
                               Series L, 5.375%, 11/01/27 (b)(h)                                           $ 8,465   $    7,019,940
                               Redding, California, Electric System, COP, Series A, 5%,
                               6/01/30 (a)                                                                   2,900        2,673,249
                               Riverside County, California, Public Financing Authority, Tax
                               Allocation Revenue Bonds (Redevelopment Projects),
                               5%, 10/01/35 (j)                                                             10,000        8,169,400
                               Sacramento County, California, Airport System Revenue Bonds,
                               AMT, Senior Series A, 5%, 7/01/41 (a)                                        18,000       15,780,780
                               San Jose, California, Airport Revenue Refunding Bonds, AMT,
                               Series A, 5.50%, 3/01/32 (f)                                                 11,965        9,761,765
                               San Mateo, California, Union High School District, COP
                               (Phase One Projects), Series B, 4.486%, 12/15/43 (f)(g)                       3,250        1,328,373
                               Stockton, California, Public Financing Authority, Lease
                               Revenue Bonds (Parking & Capital Projects),
                               5.25%, 9/01/34 (b)(h)                                                         8,310        7,328,007
                                                                                                                     --------------
                                                                                                                        121,488,422
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.6%                Colorado HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                               Series A-3, Class III, 4.80%, 11/01/37 (h)                                    7,000        4,754,820
                               Colorado Health Facilities Authority, Revenue Refunding Bonds
                               (Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (a)                     7,000        6,261,640
                                                                                                                     --------------
                                                                                                                         11,016,460
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 1.1%    Metropolitan Washington Airports Authority, D.C., Airport
                               System Revenue Bonds, AMT, Series B, 5%, 10/01/32 (f)                        10,000        7,712,500
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 11.8%                Broward County, Florida, School Board, COP, Series A,
                               5.25%, 7/01/33 (a)                                                           15,000       13,649,550
                               Miami-Dade County, Florida, Aviation Revenue Refunding Bonds,
                               DRIVERS, AMT, Series 2586Z, 7.50%, 10/01/15 (i)(j)(k)                            37           17,737
                               Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                               (Miami International Airport), AMT, 5.375%, 10/01/25 (b)(h)                  10,750        8,990,977
                               Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                               (Miami International Airport), AMT, 5.375%, 10/01/27 (b)(h)                   1,000          825,050
                               Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                               (Miami International Airport), AMT, Series A, 5%,
                               10/01/35 (j)(k)                                                              10,000        7,296,900
                               Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                               (Miami International Airport), AMT, Series A, 5%, 10/01/39 (h)               25,000       17,720,250
                               Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                               (Miami International Airport), AMT, Series A, 5.50%, 10/01/41 (a)            15,000       11,756,250
                               Miami-Dade County, Florida, School Board, COP, Refunding,
                               Series B, 5.25%, 5/01/26 (k)                                                  5,000        4,833,400
                               Miami-Dade County, Florida, School Board, COP, Refunding,
                               Series B, 5.25%, 5/01/31 (k)                                                  4,125        3,901,301
                               Orlando, Florida, Senior Tourist Development Tax Revenue Bonds
                               (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)                  15,000       13,597,350
                                                                                                                     --------------
                                                                                                                         82,588,765
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.0%                 Atlanta, Georgia, Airport General Revenue Refunding Bonds,
                               Series B, 5.25%, 1/01/33 (a)                                                 12,500       11,734,750

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
State                          Municipal Bonds                                                              (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                               Main Street Natural Gas, Inc., Georgia, Gas Project Revenue
                               Bonds, Series A, 6.25%, 7/15/33 (l)(m)                                      $13,170   $    2,041,350
                                                                                                                     --------------
                                                                                                                         13,776,100
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.3%                  Hawaii State, GO, Series CX, 5.50%, 2/01/21 (a)                               2,000        2,027,700
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 17.5%               Chicago, Illinois, GO, Refunding, Series A, 5.25%, 1/01/24 (k)               11,000       10,863,380
                               Chicago, Illinois, O'Hare International Airport, General
                               Airport Revenue Bonds, Third Lien, AMT, Series B-2,
                               5.25%, 1/01/27 (h)                                                           16,685       13,662,846
                               Chicago, Illinois, O'Hare International Airport, General
                               Airport Revenue Bonds, Third Lien, AMT, Series B-2,
                               6%, 1/01/27 (h)                                                              26,230       23,703,002
                               Chicago, Illinois, O'Hare International Airport Revenue
                               Refunding Bonds, Third Lien, AMT, Series C-2,
                               5.25%, 1/01/30 (a)                                                           16,400       13,177,236
                               Illinois Health Facilities Authority Revenue Bonds
                               (Delnor Hospital), Series B, 5.25%, 5/15/32 (a)                               6,150        5,522,331
                               Illinois Health Facilities Authority Revenue Bonds
                               (Delnor Hospital), Series D, 5.25%, 5/15/32 (a)                              10,000        8,979,400
                               Illinois Municipal Electric Agency, Power Supply Revenue Bonds,
                               Series A, 5%, 2/01/35 (b)(h)                                                 25,000       21,247,500
                               Illinois Municipal Electric Agency, Power Supply Revenue Bonds,
                               Series A, 5.25%, 2/01/35 (b)                                                 15,000       13,162,800
                               McLean and Woodford Counties, Illinois, Community Unit School
                               District Number 005, GO, Refunding, 6.375%, 12/01/16 (a)                      1,215        1,310,426
                               Northern Illinois Municipal Power Agency, Power Project Revenue
                               Refunding Bonds (Prairie State Project), Series A, 5%, 1/01/37 (h)           12,000        9,765,840
                               Regional Transportation Authority, Illinois, Revenue Bonds,
                               Series C, 7.75%, 6/01/20 (b)(h)                                               1,000        1,171,650
                                                                                                                     --------------
                                                                                                                        122,566,411
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.4%                 Indiana Health Facilities Financing Authority, Hospital Revenue
                               Bonds (Deaconess Hospital Obligated Group), Series A,
                               5.375%, 3/01/34 (f)                                                           2,250        1,972,665
                               Indianapolis, Indiana, Gas Utility Revenue Refunding Bonds,
                               Second Lien, Series B, 5.25%, 8/15/27 (k)                                     8,500        8,089,790
                                                                                                                     --------------
                                                                                                                         10,062,455
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.6%                Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer
                               District, Sewer and Drain System Revenue Bonds, Series A,
                               5.25%, 5/15/37 (b)(h)                                                        20,005       18,400,399
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.6%               Louisiana Local Government Environmental Facilities and
                               Community Development Authority, Revenue Bonds (Capital
                               Projects and Equipment Acquisition Program), Series A, 6.30%,
                               7/01/30 (f)                                                                   3,750        3,253,275
                               Louisiana Public Facilities Authority, Mortgage Revenue)
                               Refunding Bonds (Baton Rouge General Medical Center Project),
                               5.25%, 7/01/33 (h)                                                           15,000       13,056,750
                               Louisiana State Gas and Fuels Tax Revenue Bonds,
                               Series A, 5%, 5/01/36 (a)                                                    10,000        8,807,500
                               New Orleans, Louisiana, Aviation Board Revenue Bonds, AMT,
                               Series A, 5.25%, 1/01/32                                                     14,030       10,914,638
                               New Orleans, Louisiana, GO (Public Improvements), 5%,
                               10/01/33 (h)                                                                  3,545        3,036,505
                                                                                                                     --------------
                                                                                                                         39,068,668
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
State                          Municipal Bonds                                                              (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.2%           Boston, Massachusetts, Housing Authority, Capital Program
                               Revenue Bonds, 5%, 4/01/23 (a)                                              $ 2,000   $    1,920,480
                               Boston, Massachusetts, Housing Authority, Capital Program
                               Revenue Bonds, 5%, 4/01/27 (a)                                                2,000        1,869,640
                               Boston, Massachusetts, Housing Authority, Capital Program
                               Revenue Bonds, 5%, 4/01/28 (a)                                                2,720        2,516,027
                               Massachusetts State, HFA, Housing Development Revenue Refunding
                               Bonds, Series B, 5.40%, 12/01/28 (h)                                          2,500        2,558,700
                               Massachusetts State, HFA, Rental Housing Mortgage Revenue
                               Bonds, AMT, Series A, 5.15%, 7/01/26 (a)                                     11,910       11,390,248
                               Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT,
                               Series 128, 4.875%, 12/01/38 (a)                                             12,900        9,074,118
                               Massachusetts State Port Authority, Special Facilities Revenue
                               Refunding Bonds (BOSFUEL Project), AMT, 5%, 7/01/38 (b)                      19,755       14,069,906
                                                                                                                     --------------
                                                                                                                         43,399,119
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.5%                Michigan Higher Education Student Loan Authority, Student Loan
                               Revenue Bonds, AMT, Series XVII-Q, 5%, 3/01/31 (f)                            4,325        3,183,676
                               Michigan State, HDA, Rental Housing Revenue Bonds, AMT,
                               Series B, 4.95%, 4/01/44 (a)                                                 10,000        7,015,500
                               Michigan State Strategic Fund, Limited Obligation Revenue
                               Refunding Bonds (Detroit Edison Company Pollution Control
                               Project), AMT, Series A, 5.50%, 6/01/30 (j)                                   8,000        6,558,560
                               Michigan State Strategic Fund, Limited Obligation Revenue
                               Refunding Bonds (Detroit Edison Company Pollution Control
                               Project), AMT, Series C, 5.65%, 9/01/29 (j)                                   5,000        4,250,650
                               Wayne County, Michigan, Airport Authority, Revenue Refunding
                               Bonds, AMT, 5.375%, 12/01/32 (k)                                              5,000        4,013,650
                                                                                                                     --------------
                                                                                                                         25,022,036
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.4%                Missouri State Health and Educational Facilities Authority,
                               Health Facilities Revenue Bonds (Saint Luke's Health System),
                               Series A, 5.50%, 11/15/35 (a)(i)                                             10,000        9,540,300
                               Missouri State Housing Development Commission, S/F Mortgage
                               Revenue Bonds (Homeownership Loan Program), AMT, Series C-1,
                               7.15%, 3/01/32 (c)(d)                                                            95           94,860
                                                                                                                     --------------
                                                                                                                          9,635,160
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 5.3%                  Clark County, Nevada, Airport System Subordinate Lien Revenue
                               Bonds, Series A-2, 5%, 7/01/30 (b)(h)                                        20,000       17,308,000
                               Clark County, Nevada, IDR (Southwest Gas Corporation Project),
                               AMT, Series A, 5.25%, 7/01/34 (f)                                            12,675        8,111,873
                               Las Vegas, Nevada, Convention and Visitors Authority Revenue
                               Bonds, 5%, 7/01/37 (f)                                                       11,950       10,323,127
                               Reno, Nevada, Capital Improvement Revenue Bonds,
                               5.50%, 6/01/19 (b)                                                            1,165        1,162,262
                                                                                                                     --------------
                                                                                                                         36,905,262
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 1.8%              New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29                   3,060        2,374,866
                               New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34                  14,135       10,548,244
                                                                                                                     --------------
                                                                                                                         12,923,110
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
State                          Municipal Bonds                                                              (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.3%              New Mexico Educational Assistance Foundation, Student Loan
                               Revenue Refunding Bonds (Student Loan Program), AMT, First
                               Sub-Series A-2, 6.65%, 11/01/25                                             $ 1,605   $    1,576,688
                               New Mexico Mortgage Finance Authority, S/F Mortgage Revenue
                               Bonds, AMT, Series C-2, 6.95%, 9/01/31 (c)(d)                                   315          314,858
                                                                                                                     --------------
                                                                                                                          1,891,546
-----------------------------------------------------------------------------------------------------------------------------------
New York - 5.4%                New York City, New York, GO, Series A-1, 5.25%, 8/15/24                       6,650        6,502,902
                               New York City, New York, GO, Series J, 5.25%, 5/15/24                        10,000        9,781,700
                               New York City, New York, GO, Series J, 5.25%, 5/15/25                         1,000          973,050
                               New York City, New York, GO, Series M, 5%, 4/01/30 (k)                       10,000        9,362,900
                               New York State Dormitory Authority, Non-State Supported Debt
                               Revenue Bonds (Presbyterian Hospital of New York),
                               5%, 8/15/36 (a)(n)                                                           10,000        8,666,900
                               New York State Dormitory Authority, State Supported Debt
                               Revenue Bonds (Mental Health Services Facilities), Series B,
                               5%, 2/15/28 (a)                                                               2,700        2,543,562
                                                                                                                     --------------
                                                                                                                         37,831,014
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.9%                    Lorain County, Ohio, Hospital Revenue Refunding Bonds (Catholic
                               Healthcare Partners), Series C-2, 5%, 4/01/33 (a)                            15,000       13,442,550
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.6%            Pennsylvania State Turnpike Commission, Oil Franchise Tax
                               Revenue Bonds, Series C, 5%, 12/01/32 (h)                                    16,000       14,541,920
                               Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                               Series A1, 5%, 6/01/38 (k)                                                   12,000       10,742,400
                                                                                                                     --------------
                                                                                                                         25,284,320
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.3%            Rhode Island State Economic Development Corporation, Airport
                               Revenue Bonds, AMT, Series A, 5.25%, 7/01/38 (k)                              3,000        2,246,100
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.1%          Charleston Educational Excellence Financing Corporation, South
                               Carolina, Revenue Bonds (Charleston County School District),
                               5.25%, 12/01/28 (k)                                                           3,895        3,777,293
                               Charleston Educational Excellence Financing Corporation, South
                               Carolina, Revenue Bonds (Charleston County School District),
                               5.25%, 12/01/29 (k)                                                           3,465        3,319,990
                               Charleston Educational Excellence Financing Corporation, South
                               Carolina, Revenue Bonds (Charleston County School District),
                               5.25%, 12/01/30 (k)                                                           1,160        1,097,615
                               Kershaw County, South Carolina, Public Schools Foundation,
                               Installment Power Revenue Refunding Bonds, 5%, 12/01/30 (o)                   2,775        2,416,304
                               Kershaw County, South Carolina, Public Schools Foundation,
                               Installment Power Revenue Refunding Bonds, 5%, 12/01/31 (o)                   3,690        3,190,632
                               South Carolina Housing Finance and Development Authority,
                               Mortgage Revenue Refunding Bonds, AMT, Series A-2,
                               6.35%, 7/01/19 (a)                                                              705          710,478
                                                                                                                     --------------
                                                                                                                         14,512,312
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.4%               Tennessee HDA, Revenue Refunding Bonds (Homeownership Program),
                               AMT, Series A, 5.25%, 7/01/22 (a)                                             1,475        1,293,752
                               Tennessee HDA, Revenue Refunding Bonds (Homeownership Program),
                               AMT, Series A, 5.35%, 1/01/26 (a)                                             2,105        1,794,933
                                                                                                                     --------------
                                                                                                                          3,088,685
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
State                          Municipal Bonds                                                              (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 21.1%                  Canyon, Texas, Regional Water Authority, Contract Revenue Bonds
                               (Wells Ranch Project), 5%, 8/01/32 (f)                                      $ 8,185   $    7,453,588
                               Dallas-Fort Worth, Texas, International Airport, Joint Revenue
                               Bonds, AMT, Series A, 5%, 11/01/35 (a)                                        1,000          741,580
                               Dallas-Fort Worth, Texas, International Airport Revenue
                               Refunding and Improvement Bonds, AMT, Series A, 5.625%,
                               11/01/26 (b)(h)                                                              15,000       12,812,100
                               Harris County-Houston Sports Authority, Texas, Revenue
                               Refunding Bonds, Senior Lien, Series G, 5.75%, 11/15/19 (h)                   1,665        1,666,282
                               Harris County-Houston Sports Authority, Texas, Revenue
                               Refunding Bonds, Senior Lien, Series G, 5.75%, 11/15/20 (h)                   3,500        3,460,450
                               Harris County-Houston Sports Authority, Texas, Revenue
                               Refunding Bonds, Senior Lien, Series G, 5.25%, 11/15/30 (h)                  10,000        8,577,500
                               Harris County, Texas, Hospital District, Senior Lien Revenue
                               Refunding Bonds, Series A, 5.25%, 2/15/37 (h)                                10,000        8,481,600
                               Houston, Texas, Combined Utility System, First Lien Revenue
                               Refunding Bonds, Series A, 5%, 11/15/36 (a)                                  10,695        9,570,742
                               Judson, Texas, Independent School District, School Building,
                               GO, 5%, 2/01/37 (k)                                                          10,000        8,894,100
                               Matagorda County, Texas, Navigation District Number 1, PCR,
                               Refunding (Central Power and Light Company Project), AMT,
                               5.20%, 5/01/30 (h)                                                            6,250        4,942,562
                               North Texas Tollway Authority, System Revenue Refunding Bonds,
                               First Tier, Series A, 6%, 1/01/25                                             6,250        6,135,375
                               North Texas Tollway Authority, System Revenue Refunding Bonds,
                               First Tier, Series A, 5.125%, 1/01/28 (h)                                    22,300       20,234,797
                               North Texas Tollway Authority, System Revenue Refunding Bonds,
                               First Tier, Series B, 5.75%, 1/01/40 (h)                                     10,000        9,277,900
                               Texas State Department of Housing and Community Affairs,
                               S/F Mortgage Revenue Bonds, AMT, Series A,
                               5.45%, 9/01/23 (c)(d)(h)                                                      4,670        4,136,919
                               Texas State Turnpike Authority, Central Texas Turnpike System
                               Revenue Bonds, First Tier, Series A, 5.50%, 8/15/39 (f)                      10,000        8,746,700
                               Texas State Turnpike Authority, Central Texas Turnpike System
                               Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (f)                         10,000        8,006,100
                               Texas State University, System Financing Revenue Refunding
                               Bonds, 5.25%, 3/15/24                                                         5,000        5,018,050
                               Texas State University, System Financing Revenue Refunding
                               Bonds, 5.25%, 3/15/25                                                         9,000        9,012,600
                               Texas State University, System Financing Revenue Refunding
                               Bonds, 5.25%, 3/15/26                                                        10,000        9,999,400
                               Texas State University, System Financing Revenue Refunding
                               Bonds, 5.25%, 3/15/27                                                         1,350        1,342,048
                                                                                                                     --------------
                                                                                                                        148,510,393
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.4%                 Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50%,
                               11/01/38 (a)                                                                  3,000        2,385,690
                               Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B,
                               6.30%, 11/01/19 (a)                                                             375          378,113
                                                                                                                     --------------
                                                                                                                          2,763,803
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
State                          Municipal Bonds                                                              (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.3%                Halifax County, Virginia, IDA, Exempt Facility Revenue
                               Refunding Bonds (Old Dominion Electric Cooperative Project),
                               AMT, 5.625%, 6/01/28 (f)                                                    $ 2,500   $    2,138,775
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 7.3%              Chelan County, Washington, Public Utility District Number 001,
                               Consolidated Revenue Bonds (Chelan Hydro System), AMT,
                               Series A, 5.45%, 7/01/37 (f)                                                  3,030        2,361,309
                               Chelan County, Washington, Public Utility District Number 001,
                               Consolidated Revenue Refunding Bonds (Chelan Hydro System),
                               AMT, Series C, 5.65%, 7/01/32 (h)                                             6,000        5,026,980
                               King County, Washington, Public Hospital District Number 001,
                               GO, Refunding, Series A, 5%, 12/01/37 (k)                                    15,000       13,322,550
                               Port of Seattle, Washington, Revenue Bonds, DRIVERS, AMT,
                               Series 2553, 7.667%, 1/01/12 (h)(i)                                               3            1,490
                               Radford Court Properties, Washington, Student Housing Revenue
                               Bonds, 5.75%, 6/01/32 (h)                                                    10,000        9,772,400
                               Seattle, Washington, Housing Authority Revenue Bonds (High Rise
                               Rehabilitation Program - Phase 3), AMT, 5.15%, 11/01/27 (a)                   6,255        5,145,926
                               Skagit County, Washington, Public Hospital District, GO,
                               Series A, 5.25%, 12/01/25 (h)                                                 4,945        4,626,938
                               Skagit County, Washington, Public Hospital District, GO,
                               Series A, 5.25%, 12/01/26 (h)                                                 5,450        5,059,072
                               Washington State Health Care Facilities Authority Revenue Bonds
                               (Providence Health System), Series A, 5.25%, 10/01/21 (h)                     6,150        5,745,453
                                                                                                                     --------------
                                                                                                                         51,062,118
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.8%           Harrison County, West Virginia, County Commission for Solid
                               Waste Disposal Revenue Bonds (Monongahela Power), AMT,
                               Series C, 6.75%, 8/01/24 (f)                                                  5,925        5,925,948
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.4%               Wisconsin State Health and Educational Facilities Authority
                               Revenue Bonds (SynergyHealth Inc.), 6%, 11/15/32                              3,395        2,847,964
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.7%             Puerto Rico Public Buildings Authority, Government Facilities
                               Revenue Refunding Bonds, Series M-3, 6%, 7/01/26 (h)(p)                       5,240        5,111,463
                               Puerto Rico Public Buildings Authority, Government Facilities
                               Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (h)(p)                       4,235        4,127,981
                               Puerto Rico Public Buildings Authority, Government Facilities
                               Revenue Refunding Bonds, Series M-3, 6%, 7/01/28 (h)(p)                       2,750        2,669,480
                                                                                                                     --------------
                                                                                                                         11,908,924
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds - 128.6%                                                           902,639,918
-----------------------------------------------------------------------------------------------------------------------------------

                               Municipal Bonds Transferred to
                               Tender Option Bond Trusts (q)
-----------------------------------------------------------------------------------------------------------------------------------
California - 11.0%             Alameda County, California, Joint Powers Authority, Lease
                               Revenue Refunding Bonds, 5%, 12/01/34 (a)                                     6,990        6,277,929
                               California State University, Systemwide Revenue Refunding
                               Bonds, Series A, 5%, 11/01/16 (f)                                            18,435       16,376,732
                               Orange County, California, Sanitation District, COP, Series B,
                               5%, 2/01/37 (a)                                                              10,780        9,587,840

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                               Municipal Bonds Transferred to                                                Par
State                          Tender Option Bond Trusts (q)                                                (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                               Riverside, California, Electric Revenue Bonds, Series D,
                               5%, 10/01/38 (a)                                                            $20,000   $   17,739,000
                               San Diego County, California, Water Authority, Water Revenue
                               Refunding Bonds, COP, Series A, 5%, 5/01/33 (a)                               9,370        8,532,697
                               San Francisco, California, Bay Area Rapid Transit District,
                               Sales Tax Revenue Bonds, 5%, 7/01/36 (a)                                     10,000        9,153,275
                               Las Virgenes, California, Unified School District, GO,
                               Series A, 5%, 8/1/31 (a)                                                     10,000        9,280,838
                                                                                                                     --------------
                                                                                                                         76,948,311
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.7%             Connecticut State Health and Educational Facilities Authority
                               Revenue Bonds (Yale University), Series T-1, 4.70%, 7/01/29                   5,010        4,671,825
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.5%                 Miami-Dade County, Florida, Aviation Revenue Refunding
                               Bonds (Miami International Airport), AMT, 5%, 10/01/40 (j)(k)                15,000       10,814,537
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.3%                 Metropolitan Atlanta Rapid Transit Authority, Georgia,
                               Sales Tax Revenue Refunding Bonds, Third Indenture, Series B,
                               5%, 7/01/37 (a)                                                              10,000        8,976,987
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.7%                Metropolitan Pier and Exposition Authority, Illinois,
                               Dedicated State Tax Revenue Refunding Bonds (McCormick Place
                               Expansion Project), Series B, 5.75%, 6/15/23 (h)                              4,798        4,912,624
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 1.5%              Garden State Preservation Trust of New Jersey, Open Space and
                               Farmland Preservation Revenue Bonds, Series A,
                               5.75%, 11/01/28 (a)                                                          10,000       10,848,500
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.7%                New York City, New York, City Municipal Water Finance
                               Authority, Water and Sewer System, Revenue Refunding Bonds,
                               Series DD, 5%, 6/15/37                                                       17,568       15,863,171
                               Port Authority of New York and New Jersey, Consolidated Revenue
                               Bonds, AMT, 137th Series, 5.125%, 7/15/30 (a)                                19,500       16,971,630
                                                                                                                     --------------
                                                                                                                         32,834,801
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.6%                    Montgomery County, Ohio, Revenue Bonds (Catholic Health
                               Initiatives), Series C-1, 5%, 10/01/41 (a)(i)                                 4,990        4,334,364
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.2%            Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                               Series A, 5.50%, 12/01/31 (f)                                                15,600       15,607,176
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 3.0%                   Friendswood, Texas, Independent School District, GO, 5%, 2/15/37             12,954       11,856,378
                               Houston, Texas, Independent School District, GO, 5%, 2/15/33                 10,000        9,358,900
                                                                                                                     --------------
                                                                                                                         21,215,278
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.5%                University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40                  3,950        3,728,721
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 6.6%              Central Puget Sound Regional Transportation Authority,
                               Washington, Sales and Use Tax Revenue Bonds,
                               Series A, 5%, 11/01/34 (a)                                                   17,000       15,417,835
                               King County, Washington, Sewer Revenue Bonds, 5%, 1/01/37 (a)                15,785       14,161,625
                               Port of Seattle, Washington, Revenue Refunding Bonds, AMT,
                               Series B, 5.20%, 7/01/29 (h)                                                 20,565       16,410,047
                                                                                                                     --------------
                                                                                                                         45,989,507
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds Transferred to
                               Tender Option Bond Trusts - 34.3%                                                        240,882,631
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Long-Term Investments (Cost - $1,332,158,184) - 162.9%                           1,143,522,549
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                               Short-Term Securities                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                               Merrill Lynch Institutional Tax-Exempt Fund, 1.63% (r)(s)                65,200,000   $   65,200,000
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities
                               (Cost - $65,200,000) - 9.3%                                                               65,200,000
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $1,397,358,184*) - 172.2%                                    1,208,722,549

                               Other Assets Less Liabilities - 2.4%                                                      17,067,733

                               Liability for Trust Certificates,
                               Including Interest Expense and Fees Payable - (20.8)%                                   (146,104,544)

                               Preferred Shares, at Redemption Value - (53.8)%                                         (377,658,875)
                                                                                                                     --------------
                               Net Assets Applicable to Common Shares - 100.0%                                       $  702,026,863
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,239,814,414
                                                                ===============
      Gross unrealized appreciation                             $     3,340,186
      Gross unrealized depreciation                                (179,142,731)
                                                                ---------------
      Net unrealized depreciation                               $  (175,802,545)
                                                                ===============

(a)   FSA Insured.
(b)   FGIC Insured.
(c)   FNMA Collateralized.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.
(f)   AMBAC Insured.
(g) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)   MBIA Insured.
(i) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(j)   XL Capital Insured.
(k)   Assured Guaranty Insured.
(l)   Non-income producing security.
(m)   Issuer filed for bankruptcy and/or in default of interest payments.
(n)   FHA Insured.
(o)   CIFG Insured.
(p)   Commonwealth Guaranteed.
(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in financing transactions.
(r)   Represents the current yield as of report date.
(s) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       39,045,594     $ 207,591
      --------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

o Forward interest rate swaps outstanding as of October 31, 2008 were as follows:

      ------------------------------------------------------------------------------------
                                                                Notional
                                                                 Amount        Unrealized
                                                                 (000)        Depreciation
      ------------------------------------------------------------------------------------
      Pay a fixed rate of 3.804% and receive a floating rate
      based on 1-week SIFMA Municipal Swap Index Rate

      Broker, JPMorgan Chase
      Expires January 2029                                      $ 80,000      $ (227,520)
      ------------------------------------------------------------------------------------

o Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                             Investments in       Other Financial
        Inputs                                Securities           Instruments*
      --------------------------------------------------------------------------
      Level 1                              $    65,200,000                --
      Level 2                                1,143,522,549        $ (227,520)
      Level 3                                           --                --
      --------------------------------------------------------------------------
      Total                                $ 1,208,722,549        $ (227,520)
                                           =====================================

      *     Other financial instruments are swaps.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Insured Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Insured Fund, Inc.

Date: December 19, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Insured Fund, Inc.

Date: December 19, 2008